Discontinued Operations (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Discontinued Operations and Disposal Groups [Abstract]
Schedule of major classes of assets and liabilities of the discontinued operations
December 31, 2020
Current Assets – discontinued operations:
Cash	$416,831
Accounts receivable, net	334,095
Inventories, net	305,080
Prepaid expenses and other current assets	268,602
Total current assets – discontinued operations	1,324,608

Noncurrent Assets – discontinued operations:
Property and equipment, net	1,925,844
Operating lease right of use assets	501,827
Goodwill	22,166
Intangible assets, net	7,933
Total noncurrent assets	$2,457,770

Current liabilities – discontinued operations:
Accounts payable and accrued expenses	$484,852
Current portion of operating lease liability	67,725
Notes payable – current portion	446,545
Total current liabilities – discontinued operations	999,122

Long term liabilities – discontinued operations:
Notes payable – long term, net of current portion	4,187,376
Accrued expenses – long term, related party	1,359,989
Financing lease liability, net of current portion	434,102
Total long term liabilities – discontinued operations	$5,981,467

December 31, 2019
Current Assets – discontinued operations:
Cash	$64,470
Accounts receivable, net	1,862,086
Vendor deposits	294,960
Inventories, net	1,380,090
Prepaid expenses and other current assets	892,796
Total current assets – discontinued operations	$4,494,402

Noncurrent Assets – discontinued operations:
Property and equipment, net	185,606
Operating lease right of use assets	2,000,755
Goodwill	4,976,016
Intangible assets, net	1,878,844
Deferred tax asset	698,303
Other assets	45,000
Total noncurrent assets	$9,784,524

Current liabilities – discontinued operations:
Accounts payable and accrued expenses	$2,465,220
Current portion of operating lease liability	422,520
Advances, related party	137,500
Lines of credit	1,250,930
Notes payable – current portion	2,068,175
Warrant liability	122,344
Convertible promissory note – current portion	584,943
Customer deposits	4,164,296
Total current liabilities – discontinued operations	$11,215,928

Long term liabilities – discontinued operations:
Operating lease liability – long term, net of current portion	1,578,235
Notes payable – long term, net of current portion	2,231,469
Contingent note payable	49,248
Total long term liabilities – discontinued operations	$3,858,952

Schedule of consolidated statements of operations from discontinued operations
	Six Months Ended June 30, 2021	Six Months Ended June 30, 2020	April 1 to April 19, 2021 (Disposition Date)	Three Months Ended June 30, 2020
REVENUES
Services	$612,862	$1,213,026	$138,066	$766,927
Sales of parts and equipment	324,189	605,047	141,861	316,976
Furniture and appliances	—	24,962,209	—	15,285,031
TOTAL REVENUE	937,051	26,780,282	279,927	16,368,934
OPERATING EXPENSES
Cost of sales	298,050	21,325,217	128,129	12,958,779
Personnel costs	485,774	3,209,599	63,224	1,445,149
Depreciation and amortization	360,746	807,602	60,167	404,366
Fuel	112,746	186,199	12,988	82,435
General and administrative	290,872	4,091,564	42,556	2,283,060
TOTAL OPERATING EXPENSES	1,548,188	29,620,181	307,064	17,173,789
LOSS FROM OPERATIONS	(611,137)	(2,839,899)	(27,137)	(804,855)
OTHER INCOME (EXPENSE)
Financing costs and loss on early extinguishment of debt	(320)	(1,234,245)	—	(1,031,463)
Gain on forgiveness of debt	380,247	—	—	—
Gain on sale of assets	548,723	37,767	99,389	37,767
Loss on acquisition receivable	—	(809,000)	—	(809,000
Change in warrant liability	—	(2,127,656)	—	(2,127,656)
Interest expense	(78,308)	(677,101)	(10,357)	(345,962)
Other income (expense)	1,200	6,325	—	3,942
TOTAL OTHER INCOME (EXPENSE)	851,542	(4,803,910)	89,032	(4,272,372)
NET LOSS BEFORE INCOME TAXES	240,405	(7,643,809)	61,895	(5,077,227)
INCOME TAX BENEFIT	—	(1,436,752)	—	(938,952)
NET INCOME (LOSS) BEFORE NON-CONTROLLING INTERESTS	240,405	(6,207,057)	61,895	(4,138,275)
LESS NET INCOME (LOSS) ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	108,182	(1,997,884)	27,853	(1,259,699)
NET INCOME (LOSS) ATTRIBUTABLE TO SHAREHOLDERS	$132,223	$(4,209,173)	$34,042	$(2,878,576)

	Period from January 1, 2020 through October 23, 2020	Period from April 6, 2019 through December 31, 2019
REVENUES
Furniture and appliances revenue	$42,715,266	$34,668,113
TOTAL REVENUE
OPERATING EXPENSES
Cost of sales	35,613,453	28,596,127
Personnel costs	4,715,687	2,909,752
Depreciation and amortization	276,914	271,036
General and administrative	7,022,720	4,608,434
TOTAL OPERATING EXPENSES	47,628,774	7,789,221
NET LOSS FROM OPERATIONS	(4,919,059)	(1,717,238)
OTHER INCOME (EXPENSE)
Financing costs	(757,646)	(520,160)
Loss on extinguishment of debt	(1,756,095)	—
Interest expense, net	(604,909)	(683,211)
Loss on acquisition receivable	(809,000)	—
Change in warrant liability	(2,127,656)	106,900
Interest income	9,674	—
Other income (expense)	—	15,010
TOTAL OTHER INCOME (EXPENSE)	(6,045,632)	(1,049,215)
NET LOSS BEFORE INCOME TAXES	(10,964,691)	(2,766,453)
INCOME TAX BENEFIT	(698,303)	(698,303)
NET LOSS BEFORE NON-CONTROLLING INTERESTS	(11,662,984)	(2,068,150)
LESS NET LOSS ATTRIBUTABLE TO NON-CONTROLLING INTERESTS	(4,491,222)	(620,445)
NET LOSS ATTRIBUTABLE TO 1847 HOLDINGS SHAREHOLDERS	$(7,172,772)	$(1,447,705)

Schedule of consolidated statements of cash flows relating to discontinued operations
	Six Months Ended June 30,
	2021	2020
Cash flows from operating activities of discontinued operations:
Net Income (Loss)	$240,405	$(6,207,057)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities of discontinued operations:
Depreciation and amortization	360,746	811,145
Amortization of financing costs and warrant features	2,187	288,591
Amortization of original interest discount	—	46,212
Amortization of operating lease right-of-use assets	19,007	238,970
Gain on forgiveness of PPP loans	(380,247)	—
Loss contingency adjustment	—	2,127,656
Loss on extinguishment of debt	—	948,856
Gain on sale of equipment	(548,723)	(37,767)
Changes in operating assets and liabilities:
Accounts receivable	10,698	(1,384,176)
Inventory	(161,286)	(346,483)
Prepaid expenses and other assets	49,222	276,970
Accounts payable and accrued expenses	118,980	2,598,092
Operating lease liability	(19,007)	(238,970)
Customer deposits	—	5,905,532
Deferred taxes and uncertain tax position	—	(1,186,753)
Proceeds from related party	—	85,556
Accrued expense long-term	137,438	227,104
Net cash used in operating activities from discontinued operations	$(170,580)	$(4,153,478)

Cash flows from investing activities in discontinued operations:
Proceeds from sale of equipment	$675,000	$31,500
Purchase of equipment	(30,697)	(46,004
Net cash provided by (used in) investing activities in discontinued operations	$644,303	$(14,504)

Cash flows from financing activities in discontinued operations:
Proceeds from note payable	$380,385	$1,026,200
Repayments of notes payable	(589,078)	(535,896)
Net borrowings from lines of credit	—	(825,073)
Repayment of financing lease	—	(137,389)
Net cash used in financing activities in discontinued operations	$(208,693)	$(472,158)

	Period from January 1, 2020 through October 23, 2020	Period from April 6, 2019 through December 31, 2019
Cash flows from operating activities of discontinued operations:
Net loss	$(11,662,994)	$(2,068,152)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities of discontinued operations:
Depreciation and amortization	276,913	271,036
Stock compensation	281,194	599,814
Amortization of financing costs	842,174	—
Loss on extinguishment of debt	1,955,787	—
Gain on write-down of contingent liability	—	(32,246)
Write-off of acquisition receivable	809,000	—
Change in fair value of warrant liability	2,127,656	(106,900)
Changes in operating assets and liabilities:
Accounts receivable	(3,585,090)	(1,405,904)
Vendor deposits	(252,688)	(294,960)
Inventory	(2,055,293)	471,161
Prepaid expenses and other assets	(1,106,409)	167,066
Change in operating lease right-of-use assets	—	299,245
Deferred tax asset	698,303	(698,303)
Accounts payable and accrued expenses	381,443	(1,464,657)
Customer deposits	14,427,180	1,855,990
Operating lease liability	—	(299,245)
Net cash provided by (used in) operating activities from discontinued operations	3,137,176	(2,706,053)

Cash flows from investing activities in discontinued operations:
Purchase of property and equipment	(51,059)	(2,200)
Net cash provided by investing activities in discontinued operations	(51,059)	(2,200)

Cash flows from financing activities in discontinued operations:
Proceeds from initial public offering	8,602,166	—
Proceeds from notes payable	642,600	1,500,000
Repayment of notes payable	(2,818,098)	(357,207)
Payments on convertible notes payable	—	650,000
Net borrowings (payments) from lines of credit	(1,339,430)	1,339,430
Cash paid for financing costs	(105,279)	(359,500)
Net cash used in financing activities	$4,981,959	$2,772,723